Share-Based Compensation (Details) - USD ($)		12 Months Ended
	Nov. 26, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share-based Compensation [Line Items]
Share-based awards		$ 1,241,651	$ 654,595
2024 Equity Incentive Plan [Member]
Share-based Compensation [Line Items]
Company granted shares	621,720
Price per share	$ 3.05
2024 Equity Incentive Plan [Member] | One Consultants [Member]
Share-based Compensation [Line Items]
Company granted shares	155,430
Share-based awards		$ 1,241,651	$ 654,595
2024 Equity Incentive Plan [Member] | Two Consultants [Member]
Share-based Compensation [Line Items]
Company granted shares	155,430
2024 Equity Incentive Plan [Member] | Three Consultants [Member]
Share-based Compensation [Line Items]
Company granted shares	155,430
2024 Equity Incentive Plan [Member] | Four Consultants [Member]
Share-based Compensation [Line Items]
Company granted shares	77,715
2024 Equity Incentive Plan [Member] | One Employee [Member]
Share-based Compensation [Line Items]
Company granted shares	77,715